UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EMERGING MARKETS FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2008

[LOGO OF USAA]
    USAA(R)













                           USAA EMERGING MARKETS Fund


                      1ST QUARTER Portfolio of Investments


                                AUGUST 31, 2008
















                                                                      (Form N-Q)


48054-1008
                                             (C)2008, USAA. All rights reserved.

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USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)

                                                                                                    MARKET
        NUMBER                                                                                       VALUE
     OF SHARES SECURITY                                                                              (000)
 ---------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (96.3%)

               COMMON STOCKS (87.2%)

               CONSUMER DISCRETIONARY (7.9%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
     6,196,000 Bosideng International Holdings Ltd. *(a)                                    $         985
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.9%)
       150,000 Halla Climate Control Corp. (a)                                                      1,402
        38,219 Hyundai Mobis (a)                                                                    3,174
                                                                                          ---------------
                                                                                                    4,576
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (1.9%)
     7,492,000 Brilliance China Automotive Holdings Ltd. *(a)                                         773
     1,164,360 China Motor Corp. Ltd. (a)                                                             682
     2,785,800 Denway Motors Ltd. (a)                                                                 994
        46,701 Hyundai Motor Co. Ltd. (a)                                                           3,046
       100,000 Kia Motors Corp. *(a)                                                                1,191
       198,982 Mahindra & Mahindra Ltd. GDR (b)                                                     2,589
        91,200 Proton Holdings Berhad *(a)                                                             80
                                                                                          ---------------
                                                                                                    9,355
                                                                                          ---------------
               BROADCASTING (0.5%)
       537,500 ABS-CBN Broadcasting Corp. PDR                                                         206
        38,500 ednNaspers Ltd. (a)                                                                    967
        56,300 Grupo Televisa S.A. de C.V. ADR                                                      1,305
                                                                                          ---------------
                                                                                                    2,478
                                                                                          ---------------
               CASINOS & GAMING (0.2%)
       362,000 Genting Berhad (a)                                                                     621
        25,800 The9 Ltd. *                                                                            472
                                                                                          ---------------
                                                                                                    1,093
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.4%)
        22,700 LG Electronics, Inc. (a)                                                             2,091
                                                                                          ---------------
               DEPARTMENT STORES (0.5%)
       159,000 Golden Eagle Retail Group Ltd. (a)                                                     147
         7,889 Lotte Shopping Co. Ltd. (a)                                                          2,143
                                                                                          ---------------
                                                                                                    2,290
                                                                                          ---------------
               FOOTWEAR (0.3%)
       170,400 Grendene S.A.                                                                        1,600
                                                                                          ---------------
               HOME FURNISHINGS (0.4%)
       189,450 JD Group Ltd. (a)                                                                      740
       458,997 Steinhoff International Holdings Ltd. (a)                                            1,100
                                                                                          ---------------
                                                                                                    1,840
                                                                                          ---------------

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USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                    MARKET
        NUMBER                                                                                       VALUE
     OF SHARES SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               HOMEBUILDING (1.1%)
        21,300 Cyrela Brazil Realty S.A.                                                    $         268
       249,600 Desarrolladora Homex S.A. de C.V. *                                                  2,116
        33,600 Gafisa S.A. ADR (b)                                                                    963
        23,000 PDG Realty S.A. Empreedimentos                                                         277
        80,300 PIK Group GDR (a)                                                                    1,599
                                                                                          ---------------
                                                                                                    5,223
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
     1,461,700 Resorts World Berhad (a)                                                             1,163
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.2%)
       913,876 Turk Sise ve Cam Fabrikalari A.S. *(a)                                               1,232
                                                                                          ---------------
               RESTAURANTS (0.2%)
       760,062 Alsea de Mexico S.A.B. de C.V. *                                                       834
                                                                                          ---------------
               TEXTILES (0.6%)
       704,000 Nien Hsing Textile Co. Ltd. (a)                                                        270
     1,179,500 Texwinca Holdings Ltd. (a)                                                           1,013
     2,347,500 Weiqiao Textile Co. Ltd. "H" (a)                                                     1,863
                                                                                          ---------------
                                                                                                    3,146
                                                                                          ---------------
               TIRES & RUBBER (0.3%)
       163,740 Kumho Tire Co., Inc. (a)                                                             1,233
                                                                                          ---------------
               Total Consumer Discretionary                                                        39,139
                                                                                          ---------------

               CONSUMER STAPLES (4.6%)
               -----------------------
               AGRICULTURAL PRODUCTS (1.5%)
       320,000 Astra Argo Lestari Tbk (a)                                                             625
     1,657,800 Chaoda Modern Agriculture Holdings Ltd. (a)                                          1,760
    12,238,400 Charoen Pokphand Foods Public Co. Ltd. (a)                                           1,388
     1,612,000 China Agri-Industries Holdings Ltd. *(a)                                             1,089
     3,342,500 Global Bio-chem Technology Group Co. Ltd. (a)                                        1,266
       700,000 IOI Corp. Berhad (a)                                                                 1,050
        25,200 SLC Agricola S.A.                                                                      348
                                                                                          ---------------
                                                                                                    7,526
                                                                                          ---------------
               BREWERS (0.3%)
        24,400 Compania Cervecerias Unidas S.A. ADR                                                   844
       196,700 Grupo Modelo S.A. de C.V. "C"                                                          943
                                                                                          ---------------
                                                                                                    1,787
                                                                                          ---------------
               FOOD RETAIL (0.2%)
       398,000 Controladora Comercial Mexicana S.A. de C.V. (UBC) "B"                                 994
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.1%)
       175,140 Kimberly-Clark de Mexico S.A. de C.V. "A"                                              766
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.2%)
        81,900 Massmart Holdings Ltd. (a)                                                             883
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.7%)
       254,300 Celestial NutriFoods Ltd. (a)                                                          110
       437,000 China Yurun Food Group Ltd. (a)                                                        750

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USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                    MARKET
        NUMBER                                                                                       VALUE
     OF SHARES SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
       474,256 Gruma S.A. "B" *                                                             $       1,340
         2,485 Nong Shim Co. Ltd. (a)                                                                 499
     1,517,800 Thai Union Frozen Products Public Co. Ltd. (a)                                         821
                                                                                          ---------------
                                                                                                    3,520
                                                                                          ---------------
               SOFT DRINKS (0.7%)
       360,500 Embotelladoras Arca S.A.                                                             1,241
       871,700 Grupo Continental S.A.                                                               2,119
                                                                                          ---------------
                                                                                                    3,360
                                                                                          ---------------
               TOBACCO (0.9%)
        36,400 KT&G Corp. (a)                                                                       3,060
     1,778,900 PT Gudang Garam Tbk (a)                                                              1,249
                                                                                          ---------------
                                                                                                    4,309
                                                                                          ---------------
               Total Consumer Staples                                                              23,145
                                                                                          ---------------

               ENERGY (13.4%)
               --------------
               COAL & CONSUMABLE FUELS (0.8%)
       173,200 China Coal Energy "H" (a)                                                              291
       136,000 China Shenhua Energy Co. Ltd. "H" (a)                                                  466
       450,000 PT Indo Tambangraya Megah (a)                                                        1,348
     1,162,000 Yanzhou Coal Mining Co. Ltd. "H" (a)                                                 2,015
                                                                                          ---------------
                                                                                                    4,120
                                                                                          ---------------
               INTEGRATED OIL & GAS (8.6%)
       984,000 China Petroleum and Chemical Corp. "H" (a)                                             956
         3,400 China Petroleum and Chemical Corp. ADR "H"                                             331
        99,790 LUKoil Holdings ADR                                                                  7,414
       486,680 OAO Gazprom ADR (a)                                                                 18,923
     4,508,000 PetroChina Co. Ltd. "H" (a)                                                          5,819
         7,830 PetroChina Co. Ltd. ADR (b)                                                          1,012
        13,890 Petroleo Brasileiro S.A. ADR                                                           733
       150,000 PTT Public Co. Ltd. (a)                                                              1,160
       114,610 SASOL Ltd. (a)                                                                       6,312
                                                                                          ---------------
                                                                                                   42,660
                                                                                          ---------------
               OIL & GAS DRILLING (0.0%)
       132,000 China Oilfield Services Ltd. "H" (a)                                                   176
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
        20,900 Tenaris S.A. ADR                                                                     1,143
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.2%)
         1,340 CNOOC Ltd.                                                                             209
       801,000 CNOOC Ltd. (a)                                                                       1,247
        40,980 JKX Oil & Gas plc (a)                                                                  324
        77,400 KazMunaiGas Exploration Production GDR                                               1,792
        25,900 NovaTek OAO GDR (a)                                                                  1,857
        70,500 Surgutneftegaz ADR (b)                                                                 507
                                                                                          ---------------
                                                                                                    5,936
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (2.6%)
        60,600 Gail India Ltd. GDR                                                                  3,212

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USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                    MARKET
        NUMBER                                                                                       VALUE
     OF SHARES SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
        98,530 Polski Koncern Naftowy Orlen S.A. (a)                                        $       1,431
        72,775 Reliance Industries Ltd. GDR (a), (b)                                                6,971
        18,535 S-Oil Corp. (a)                                                                      1,099
                                                                                          ---------------
                                                                                                   12,713
                                                                                          ---------------
               Total Energy                                                                        66,748
                                                                                          ---------------

               FINANCIALS (18.0%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
       534,049 Egyptian Kuwaiti Holding Co. (a)                                                     1,278
                                                                                          ---------------
               DIVERSIFIED BANKS (13.9%)
       112,900 Akbank T.A.S. (a)                                                                      580
       138,900 Banco do Brasil S.A.                                                                 2,027
        16,100 Banco Santander Chile S.A. ADR                                                         709
        23,900 Bancolombia S.A. ADR                                                                   796
       175,800 Bangkok Bank Public Co. Ltd. (a)                                                       600
       166,260 Bank Hapoalim Ltd. (a)                                                                 649
     6,019,000 Bank of China Ltd. "H"                                                               2,595
     1,128,177 Bank of the Philippine Islands (a)                                                   1,136
        11,920 Bank Polska Kasa Opieki S.A. (a)                                                       947
     3,420,700 China Construction Bank Corp. "H" (a)                                                2,779
       453,500 China Merchants Bank Co. Ltd. "H" (a)                                                1,516
     2,578,168 Chinatrust Financial Holding Co. Ltd. (a)                                            1,656
         9,900 Credicorp Ltd.                                                                         696
     1,935,261 First Financial Holding Co. Ltd. (a)                                                 1,457
       319,500 Grupo Financiero Banorte S.A.                                                        1,280
        35,192 Hana Financial Group, Inc. (a)                                                       1,240
        12,200 HDFC Bank Ltd. ADR                                                                   1,104
        88,730 ICICI Bank Ltd. ADR                                                                  2,752
     6,831,300 Industrial and Commercial Bank of China Ltd. "H" (a)                                 4,692
       838,026 Israel Discount Bank "A" *(a)                                                        1,395
       908,400 Kasikornbank Public Co. Ltd. (a)                                                     1,886
         4,120 Komercni Banka A.S. (a)                                                                910
        75,533 Kookmin Bank (a)                                                                     4,144
        44,100 Kookmin Bank ADR (b)                                                                 2,417
       120,000 Korea Exchange Bank (a)                                                              1,509
     7,994,500 Krung Thai Bank Public Co. Ltd. (a)                                                  1,765
     1,778,100 Malayan Banking Berhad (a)                                                           4,099
     2,336,000 Mega Financial Holding Co. Ltd. (a)                                                  1,466
       291,000 Metropolitan Bank & Trust Co. (a)                                                      239
       191,272 Nedcor Ltd. (a)                                                                      2,587
       250,000 Public Bank Berhad (a)                                                                 750
       103,408 Shinhan Financial Group Co. Ltd. (a)                                                 4,732
     7,514,639 SinoPac Financials Holdings Co. Ltd. (a)                                             2,612
        56,934 Standard Bank Group Ltd. (a)                                                           667
        49,290 State Bank of India Ltd. GDR                                                         3,132
       389,762 Turkiye Garanti Bankasi A.S. *(a)                                                    1,158
       331,646 Turkiye Is Bankasi (a)                                                               1,580
       622,400 Union Bank of the Philippines (a)                                                      427
        92,600 VTB Bank OJSC GDR (a)                                                                  512
       840,983 Yapi ve Kredi Bankasi A.S. *(a)                                                      1,869
                                                                                          ---------------
                                                                                                   69,067
                                                                                          ---------------

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                              (continued)


USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                    MARKET
        NUMBER                                                                                       VALUE
     OF SHARES SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.5%)
        53,500 Agra Empreendimentos Imobiliarios S.A. *                                     $         276
        65,500 Brascan Residential Properties S.A.                                                    261
        44,900 Camargo Correa Desenvolvimento Imbiliario S.A.                                         148
     1,050,100 Consorcio ARA S.A. de C.V.                                                             827
       586,000 Hopson Development Holdings Ltd. (a)                                                   583
       211,000 Huaku Development Co. Ltd. *(a)                                                        522
                                                                                          ---------------
                                                                                                    2,617
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.7%)
       245,300 Egyptian Financial Group-Hermes Holding (a)                                          2,171
        15,640 Gulf Finance House E.C. GDR (b)                                                        511
       365,905 Shuaa Capital PSC                                                                      618
                                                                                          ---------------
                                                                                                    3,300
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.7%)
     1,831,840 China Life Insurance Co. Ltd. *(a)                                                     962
       388,000 China Life Insurance Co. Ltd. "H"                                                    1,484
       507,564 Sanlam Ltd. (a)                                                                      1,169
                                                                                          ---------------
                                                                                                    3,615
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.1%)
        29,700 Sul America S.A.                                                                       470
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.1%)
        20,900 Remgro Ltd. (a)                                                                        507
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
       351,000 African Bank Investments Ltd. (a)                                                    1,268
       575,375 AMMB Holdings Berhad (a)                                                               516
       208,000 China Everbright Ltd. (a)                                                              375
     1,071,700 FirstRand Ltd. (a)                                                                   2,280
                                                                                          ---------------
                                                                                                    4,439
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
        60,000 LIG Non-Life Insurance Co. Ltd. (a)                                                  1,119
         6,000 Samsung Fire & Marine Insurance Co. Ltd. (a)                                         1,090
                                                                                          ---------------
                                                                                                    2,209
                                                                                          ---------------
               REGIONAL BANKS (0.3%)
       697,500 Asya Katilim Bankasi A.S. *(a)                                                       1,520
        27,300 BM&F Bovespa S.A.                                                                      208
                                                                                          ---------------
                                                                                                    1,728
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
       545,398 Dogus GE Gayrimenkul Yatirim Ortakligi A.S. *(a)                                       359
                                                                                          ---------------
               Total Financials                                                                    89,589
                                                                                          ---------------

               HEALTH CARE (1.1%)
               ------------------
               MANAGED HEALTH CARE (0.1%)
        50,100 Medical Saude S.A.                                                                     376
                                                                                          ---------------
               PHARMACEUTICALS (1.0%)
        42,400 Aspen Pharmacare Holdings Ltd. *(a)                                                    258

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USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                    MARKET
        NUMBER                                                                                       VALUE
     OF SHARES SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
     1,298,000 China Pharmaceutical Group Ltd. (a)                                          $         427
         6,620 Gedeon Richter RT (a)                                                                1,309
    11,760,700 PT Kalbe Farma Tbk (a)                                                                 961
        46,500 Teva Pharmaceutical Industries Ltd. ADR (b)                                          2,201
                                                                                          ---------------
                                                                                                    5,156
                                                                                          ---------------
               Total Health Care                                                                    5,532
                                                                                          ---------------

               INDUSTRIALS (6.3%)
               ------------------
               AIR FREIGHT & LOGISTICS (0.2%)
        38,300 Log-In Logistica Intermodal S.A.                                                       211
     4,090,200 Sinotrans Ltd. "H" (a)                                                                 926
                                                                                          ---------------
                                                                                                    1,137
                                                                                          ---------------
               AIRLINES (0.5%)
        29,500 Lan Airlines S.A. ADR (b)                                                              346
        71,269 Tam S.A. ADR (b)                                                                     1,387
     1,508,000 Thai Airways International Public Co. Ltd. (a)                                         637
                                                                                          ---------------
                                                                                                    2,370
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (1.2%)
       285,113 Aveng Ltd. (a)                                                                       2,450
     2,088,400 Gamuda Berhad (a)                                                                    1,583
         7,230 GS Engineering & Construction Corp. (a)                                                557
         6,169 Orascom Construction Industries (a)                                                    390
       130,700 Tekfen Holding Co., Inc. (a)                                                           899
                                                                                          ---------------
                                                                                                    5,879
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     1,000,000 PT United Tractors Tbk (a)                                                           1,127
        80,000 Tata Motors Ltd. ADR (b)                                                               789
                                                                                          ---------------
                                                                                                    1,916
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
        20,900 Crompton Greaves Ltd. GDR (a)                                                          645
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.2%)
       348,000 Dongfang Electric Corp. Ltd. (a)                                                     1,077
                                                                                          ---------------
               HIGHWAYS & RAILTRACKS (0.1%)
     1,140,000 Anhui Expressway Co. Ltd. "H" (a)                                                      714
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (2.0%)
        80,107 Bidvest Group Ltd. (a)                                                               1,183
       211,400 Dogan Sirketler Gruby Holdings A.S. *(a)                                               306
        30,000 LG Corp. (a)                                                                         1,713
       280,800 Mexichem S.A. de C.V.                                                                  647
       237,300 Murray & Roberts Holdings Ltd. (a)                                                   3,202
       251,253 NWS Holdings Ltd. (a)                                                                  556
       245,000 Shanghai Industrial Holdings Ltd. (a)                                                  661
       766,900 Sime Darby Berhad                                                                    1,533
                                                                                          ---------------
                                                                                                    9,801
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.3%)
       127,900 Metalfrio Solutions S.A.                                                             1,271
                                                                                          ---------------

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USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                    MARKET
        NUMBER                                                                                       VALUE
     OF SHARES SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               MARINE (0.6%)
       616,000 China Shipping Development Co. Ltd. "H" (a)                                  $       1,453
       641,000 First Steamship Co. Ltd. *(a)                                                        1,221
       218,000 U-Ming Marine Transport Corp. (a)                                                      574
                                                                                          ---------------
                                                                                                    3,248
                                                                                          ---------------
               MARINE PORTS & SERVICES (0.5%)
     1,576,000 Cosco Pacific Ltd. (a)                                                               2,405
                                                                                          ---------------
               TRUCKING (0.2%)
        93,700 Localiza Rent a Car S.A.                                                               943
         6,900 Tegma Gestao Logistica S.A.                                                             59
                                                                                          ---------------
                                                                                                    1,002
                                                                                          ---------------
               Total Industrials                                                                   31,465
                                                                                          ---------------

               INFORMATION TECHNOLOGY (9.0%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.1%)
       457,000 China Railway Construction Corp. *(a)                                                  629
                                                                                          ---------------
               COMPUTER HARDWARE (2.3%)
     3,121,421 Compal Electronics, Inc. (a)                                                         2,790
        52,000 High Tech Computer Corp. (a)                                                           965
     3,488,000 Lenovo Group Ltd. (a)                                                                2,352
     3,688,709 Quanta Computer, Inc. (a)                                                            5,534
                                                                                          ---------------
                                                                                                   11,641
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.4%)
       114,368 Asustek Computer, Inc. (a)                                                             263
     2,962,000 TPV Technology Ltd. (a)                                                              1,443
                                                                                          ---------------
                                                                                                    1,706
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
        18,898 AU Optronics Corp. (a)                                                                  23
       148,400 Delta Electronics Public Co. Ltd.                                                       76
       225,357 Nan Ya Printed Circuit Board Corp. (a)                                               1,051
     4,123,440 Yageo Corp. (a)                                                                      1,221
                                                                                          ---------------
                                                                                                    2,371
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.5%)
       476,400 Hon Hai Precision Industry Corp. Ltd. *(a)                                           2,393
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.4%)
        16,200 Infosys Technologies Ltd. ADR                                                          669
        64,690 Satyam Computer Services Ltd. ADR (b)                                                1,440
                                                                                          ---------------
                                                                                                    2,109
                                                                                          ---------------
               SEMICONDUCTORS (4.7%)
     3,604,623 Powerchip Semiconductor Corp. *(a)                                                     633
        26,153 Samsung Electronics Co. Ltd. (a)                                                    12,283
        83,396 Siliconware Precision Industries Co. ADR                                               574
     2,258,815 Taiwan Semiconductor Manufacturing Co. Ltd. (a)                                      4,179
       265,792 Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                      2,581

8

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                              (continued)


USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                    MARKET
        NUMBER                                                                                       VALUE
     OF SHARES SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
     7,770,286 United Microelectronics Corp. (a)                                            $       3,252
                                                                                          ---------------
                                                                                                   23,502
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.1%)
        78,200 Datasul S.A.                                                                           405
                                                                                          ---------------
               Total Information Technology                                                        44,756
                                                                                          ---------------

               MATERIALS (12.5%)
               -----------------
               ALUMINUM (0.0%)
       173,300 Aluminium Corp. of China Ltd. (a)                                                      154
                                                                                          ---------------
               COMMODITY CHEMICALS (0.4%)
       113,750 Hanwha Chemical Corp. (a)                                                            1,071
     2,952,000 Sinopec Shanghai Petrochemical Co. Ltd. "H" (a)                                        929
                                                                                          ---------------
                                                                                                    2,000
                                                                                          ---------------
               CONSTRUCTION MATERIALS (1.0%)
        38,460 Asia Cement Corp. (a)                                                                   43
        35,222 Cemex S.A. de C.V. ADR *                                                               706
       366,209 Cemex S.A. de C.V. CPO *                                                               734
       278,000 India Cements Ltd. GDR (a)                                                           1,793
       325,900 Siam Makro Public Co. Ltd. (a)                                                       1,599
                                                                                          ---------------
                                                                                                    4,875
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (4.0%)
        89,800 Chelyabinsk Zinc Factory GDR *(a)                                                      438
       257,000 China Molybdenum Co. Ltd. (a)                                                          168
       359,090 Companhia Vale Do Rio Doce ADR                                                       9,461
        70,500 Exxaro Resources Ltd. (a)                                                            1,051
     1,261,756 Grupo Mexico S.A.B. de C.V. "B"                                                      2,102
       529,300 Hidili Industry International Development Ltd. (a)                                     617
       391,460 Hindalco Industries Ltd. GDR                                                         1,139
        27,700 KGHM Polska Miedz S.A. (a)                                                             941
       115,500 Mining and Metallurgical Co. Norilsk Nickel ADR (a)                                  2,276
       133,180 Sterlite Industries India Ltd. ADR                                                   1,894
                                                                                          ---------------
                                                                                                   20,087
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
       512,000 Sinofert Holdings Ltd. (a)                                                             334
        19,400 Uralkali (a)                                                                           831
                                                                                          ---------------
                                                                                                    1,165
                                                                                          ---------------
               GOLD (0.9%)
        13,500 African Rainbow Minerals Ltd. (a)                                                      455
       111,816 AngloGold Ashanti Ltd. ADR                                                           3,010
       123,310 Gold Fields Ltd. ADR                                                                 1,122
                                                                                          ---------------
                                                                                                    4,587
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.4%)
     1,062,154 Nampak Ltd. (a)                                                                      2,027
                                                                                          ---------------

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                              (continued)


USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                    MARKET
        NUMBER                                                                                       VALUE
     OF SHARES SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               PAPER PACKAGING (0.1%)
       172,000 Kazakhstan Kagazy plc GDR (acquired 07/19/07; cost $860) *(a),(c)            $         421
                                                                                          ---------------
               PAPER PRODUCTS (0.8%)
       172,553 Sappi Ltd. (a)                                                                       1,807
       621,100 Shandong Chenming Paper Holdings Ltd. *(a)                                             474
        66,390 Votorantim Celulose e Papel S.A. ADR                                                 1,402
                                                                                          ---------------
                                                                                                    3,683
                                                                                          ---------------
               PRECIOUS METALS & MINERALS (0.1%)
        17,900 Impala Platinum Holdings Ltd. (a)                                                      507
                                                                                          ---------------
               STEEL (4.6%)
       206,800 Angang Steel Co. Ltd. "H" (a)                                                          281
        63,600 ArcelorMittal South Africa Ltd. (a)                                                  1,500
     1,806,290 China Steel Corp. (a)                                                                2,211
        38,300 Companhia Siderurgica Nacional S.A. ADR (b)                                          1,329
         4,500 Confab Industrial S.A.                                                                  18
         6,700 Dongkuk Steel Mill Co. Ltd. (a)                                                        239
        26,800 Evraz Group S.A. GDR                                                                 2,023
        84,400 Gerdau S.A. ADR (b)                                                                  1,579
        48,900 Kumba Iron Ore Ltd. (a)                                                              1,599
        98,800 Magnitogorsk Iron & Steel Works GDR                                                  1,230
        22,900 Mechel OAO                                                                             626
        54,600 Metalurgica Gerdau S.A.                                                              1,390
        60,000 Novolipetsk Steel GDR                                                                2,308
         9,643 POSCO (a)                                                                            4,143
        13,550 POSCO ADR                                                                            1,451
        18,500 Ternium S.A. ADR                                                                       617
        12,825 Usinas Siderurgicas de Minas Gerais S.A.                                               442
                                                                                          ---------------
                                                                                                   22,986
                                                                                          ---------------
               Total Materials                                                                     62,492
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (11.3%)
               ----------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (3.9%)
         8,800 Brasil Telecom                                                                         290
       769,500 China Netcom Group Corp. (a)                                                         1,833
     1,649,500 China Telecom Corp. Ltd. "H" (a)                                                       843
        67,600 Chunghwa Telecom Co. Ltd. ADR *                                                      1,672
       370,000 Chunghwa Telecom Co. Ltd. *(a)                                                         920
        47,590 KT Corp. (a)                                                                         1,948
        87,740 KT Corp. ADR                                                                         1,786
       312,500 Magyar Tavkozlesi Rt. (a)                                                            1,603
       332,670 Mahanagar Telephone Nigam Ltd. ADR (b)                                               1,550
     2,877,200 PT Telekomunikasi Indonesia Tbk (a)                                                  2,509
        47,500 Telecom Argentina S.A. ADR "B" *                                                       632
         1,811 Telecom Egypt (a)                                                                        6
        25,440 Telefonos de Mexico S.A. de C.V. ADR "L"                                               625
        90,297 Telekomunikacja Polska S.A. (a)                                                        906
        66,400 Telemex International S.A.B. (b)                                                       937
        64,200 Telkom S.A. Ltd. (a)                                                                 1,161
                                                                                          ---------------
                                                                                                   19,221
                                                                                          ---------------

10

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                              of INVESTMENTS
                              (continued)


USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                    MARKET
        NUMBER                                                                                       VALUE
     OF SHARES SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (7.4%)
       119,900 America Movil S.A.B. de C.V. ADR "L"                                         $       6,160
       691,000 China Mobile Ltd. (a)                                                                7,856
        12,310 China Mobile Ltd. ADR                                                                  698
       300,000 Digi.com Berhad (a)                                                                  2,029
        47,500 Mobile TeleSystems ADR                                                               3,230
       210,400 MTN Group Ltd. (a)                                                                   3,227
        22,000 Philippine Long Distance Telephone Co. (a)                                           1,303
         2,064 SK Telecom Co. Ltd. (a)                                                                379
       195,820 SK Telecom Co. Ltd. ADR                                                              3,995
     1,791,424 Taiwan Mobile Co. Ltd. (a)                                                           3,215
     1,000,000 Total Access Communication Public Co. Ltd. (a)                                       1,205
       248,220 Turkcell Iletisim Hizmetleri A.S. (a)                                                1,650
        16,170 Turkcell Iletisim Hizmetleri A.S. ADR                                                  268
        71,400 Vimpel-Communications ADR                                                            1,716
                                                                                          ---------------
                                                                                                   36,931
                                                                                          ---------------
               Total Telecommunication Services                                                    56,152
                                                                                          ---------------

               UTILITIES (3.1%)
               ----------------
               ELECTRIC UTILITIES (1.8%)
        92,613 Centrais Electricas Brasileiras S.A.                                                 1,676
        44,076 Companhia Energetica de Minas Gerais (CEMIG) ADR (b)                                   951
         5,700 Empresa Nacional De Electricidad S.A.                                                  259
        20,600 Energias do Brasil                                                                     360
        12,004 Huaneng Power International, Inc. "H"                                                  360
        86,220 Korea Electric Power Corp. (a)                                                       2,608
        29,000 Korea Electric Power Corp. ADR                                                         437
       303,000 Manila Electric Co. (a)                                                                366
       919,600 Tenaga Nasional Berhad (a)                                                           2,131
                                                                                          ---------------
                                                                                                    9,148
                                                                                          ---------------
               GAS UTILITIES (0.1%)
        10,500 Korea Gas Corp. (a)                                                                    756
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
     6,930,000 China Power International Development Ltd. (a)                                       2,129
     2,405,800 Huaneng Power International, Inc. "H"                                                1,804
                                                                                          ---------------
                                                                                                    3,933
                                                                                          ---------------
               WATER UTILITIES (0.4%)
        28,304 Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)                         640
         5,640 Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR                     253
        58,400 Companhia de Saneamento de Minas Gerais                                                883
                                                                                          ---------------
                                                                                                    1,776
                                                                                          ---------------
               Total Utilities                                                                     15,613
                                                                                          ---------------
               Total Common Stocks (cost: $458,905)                                               434,631
                                                                                          ---------------

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                              (continued)


USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                    MARKET
        NUMBER                                                                                       VALUE
     OF SHARES SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (9.1%)

               CONSUMER DISCRETIONARY (0.2%)
               -----------------------------
               TEXTILES (0.2%)
       237,688 Companhia de Tecidos Norte de Minas *                                        $         926
                                                                                          ---------------
               Total Consumer Discretionary                                                           926
                                                                                          ---------------

               ENERGY (4.4%)
               -------------
               INTEGRATED OIL & GAS (4.4%)
       512,050 Petroleo Brasileiro S.A. ADR                                                        22,003
                                                                                          ---------------
               Total Energy                                                                        22,003
                                                                                          ---------------

               FINANCIALS (1.9%)
               -----------------
               DIVERSIFIED BANKS (1.8%)
       199,200 Banco Itau Holding Financeira S.A. ADR                                               3,785
        28,300 Bradespar S.A.                                                                         566
        38,970 Uniao De Bancos Brasileiros S.A. (Unibanco) GDR                                      4,659
                                                                                          ---------------
                                                                                                    9,010
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
       102,100 Banco Panamericano S.A.                                                                443
                                                                                          ---------------
               Total Financials                                                                     9,453
                                                                                          ---------------

               INDUSTRIALS (0.6%)
               ------------------
               AEROSPACE & DEFENSE (0.2%)
        25,144 Embraer Empresa Brasileira de Aeronautica S.A. ADR                                     854
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
       358,584 Itausa - Investimentos Itau S.A.                                                     2,096
                                                                                          ---------------
               Total Industrials                                                                    2,950
                                                                                          ---------------

               MATERIALS (0.9%)
               ----------------
               COMMODITY CHEMICALS (0.3%)
       229,000 Braskem S.A. "A"                                                                     1,641
                                                                                          ---------------
               PAPER PRODUCTS (0.2%)
        95,400 Suzano Papel e Celulose S.A.                                                         1,211
                                                                                          ---------------
               STEEL (0.4%)
        49,275 Usinas Siderurgicas de Minas Gerais S.A.                                             1,729
                                                                                          ---------------
               Total Materials                                                                      4,581
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.7%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
       126,980 Tele Norte Leste Participacoes S.A. ADR                                              2,949
                                                                                          ---------------

12

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                              (continued)


USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                    MARKET
        NUMBER                                                                                       VALUE
     OF SHARES SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        14,748 Telemig Celular Participacoes S.A.                                           $         376
                                                                                          ---------------
               Total Telecommunication Services                                                     3,325
                                                                                          ---------------

               UTILITIES (0.4%)
               ----------------
               ELECTRIC UTILITIES (0.4%)
        16,200 AES Tiete S.A.                                                                         152
        38,364 Centrais Electricas Brasileiras S.A. "B"                                               589
        50,484 Companhia Energetica de Minas Gerais (CEMIG)                                         1,090
                                                                                          ---------------
                                                                                                    1,831
                                                                                          ---------------
               Total Utilities                                                                      1,831
                                                                                          ---------------
               Total Preferred Securities (cost: $33,259)                                          45,069
                                                                                          ---------------

               RIGHTS (0.0%)

               INDUSTRIALS (0.0%)
               ------------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.0%)
       166,666 PT United Tractors Tbk * (a)                                                            52
                                                                                          ---------------
               Total Rights (cost: $0)                                                                 52
                                                                                          ---------------
               Total Equity Securities
               (cost: $492,164)                                                                   479,752
                                                                                          ---------------


               EQUITY LINKED STRUCTURED NOTES (0.7%)

               FINANCIALS (0.6%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
       538,960 ML Global Investment House KSCC (a)                                                  1,943
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
       204,000 HSBC Aldar Properties (a)                                                              536
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.1%)
       175,941 ML Guangxi Liugong Machinery Co. Ltd. (a)                                              421
                                                                                          ---------------
               Total Financials                                                                     2,900
                                                                                          ---------------

               INDUSTRIALS (0.1%)
               ------------------
               CONSTRUCTION & ENGINEERING (0.1%)
       315,502 ML Changsha Zoomlion Heavy Industry Science and Technology Development Co.
               Ltd. (a)                                                                               507
                                                                                          ---------------
               Total Equity Linked Structured Notes
               (cost: $3,003)                                                                       3,407
                                                                                          ---------------

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                              (continued)


USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)


                                                                                                    MARKET
        NUMBER                                                                                       VALUE
     OF SHARES SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (1.8%)

               MONEY MARKET FUNDS (1.8%)
     8,970,995 State Street Institutional Liquid Reserves, 2.55% (d)(cost:  $8,971)       $         8,971
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $8,971)                                                                       8,971
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.9%)

               MONEY MARKET FUNDS (0.9%)
     1,117,903 AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.53%(d)                      1,118
     3,548,903 Merrill Lynch Premier Institutional Fund, 2.52%, 2.52%(d)                            3,549
                                                                                          ---------------
               Total Money Market Funds                                                             4,667
                                                                                          ---------------

     PRINCIPAL                                                                                      MARKET
        AMOUNT                                                                                       VALUE
         (000) SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (2.0%)
$        5,000 Credit Suisse First Boston LLC, 2.12%, acquired on 8/29/2008 and due
                    9/02/2008 at $5,000 (collateralized by $5,130 of Fannie Mae (e),
                    2.66% (f), due 11/18/2008; market value $5,100)                                 5,000
         5,000 Deutsche Bank Securities, Inc., 2.12%, acquired on 8/29/2008 and due
                    9/02/2008 at $5,000 (collateralized by $4,975 of Federal Home
                    Loan Bank (e), 4.75%, due 6/08/2018; market value $5,105)                       5,000
                                                                                          ---------------
               Total Repurchase Agreements                                                         10,000
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned
               (cost: $14,667)                                                                     14,667
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $518,805)                                       $         506,797
                                                                                          ===============

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USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Emerging Markets Fund Shares and, effective August 1, 2008, Emerging Markets Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds and not to the general public.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Securities, including exchange-traded funds (ETFs) and equity linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events

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                              to Portfolio of INVESTMENTS
                              (continued)


USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)

that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard

16

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                              to Portfolio of INVESTMENTS
                              (continued)


USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)

clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs                                      Investments in Securities
---------------------------------------------------- ---------------------------
Level 1 - Quoted Prices                                            $210,694,000
Level 2 - Other Significant Observable Inputs                       296,103,000
Level 3 - Significant Unobservable Inputs                                     -
---------------------------------------------------- ---------------------------
Total                                                              $506,797,000
---------------------------------------------------- ---------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.
Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are

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=======================---------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)

held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2008, was approximately $12,700,000. This amount excludes $1,351,000 of securities on loan which were sold prior to August 31, 2008.


E. As of August 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2008, were $48,087,000 and $60,095,000, respectively, resulting in net unrealized depreciation of $12,008,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $498,241,000 at August 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

EQUITY LINKED STRUCTURED NOTES (ELSNS) - derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. ELSNs are typically offered in limited transactions by financial institutions in either registered or nonregistered form. An investment in ELSNs creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, ELSNs may be more volatile and less liquid than less complex

18

  N O T E S
=======================---------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA EMERGING MARKETS FUND
AUGUST 31, 2008 (UNAUDITED)

securities  or other  types of  fixed-income  securities.  Such  securities  may
exhibit  price  behavior  that  does  not  correlate  with  other   fixed-income
securities.

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CPO      Certificate of ordinary participation.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
PDR Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.
REIT     Real estate investment trust

SPECIFIC NOTES

(a) Security was fair valued at August 31, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b)      The  security  or a portion  thereof  was out on loan as of August  31,
         2008.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2008, was $421,000, which represented 0.1% of the Fund's net assets.
(d) Rate represents the money market fund annualized seven-day yield at August 31, 2008.
(e) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(f) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*        Non-income-producing security.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    10/24/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/28/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.